Consolidated Statements of Stockholders' Equity - USD ($)	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings/(deficits)	Total China Finance Online Co. limited shareholders' equity	Noncontrolling interest
Balance at Dec. 31, 2013	$ 90,417,249	$ 14,353	$ 84,346,266	$ 12,285,615	$ (20,875,337)	$ 75,770,897	$ 14,646,352
Balance, shares at Dec. 31, 2013		111,145,633
Transfer share premium to share capital (Note)		$ 55,718,184	(55,718,184)
Exercise of share options by employees	654,055	$ 654,055				654,055
Exercise of share options by employees, shares		1,164,300
Restricted shares issued	14	$ 14				14
Restricted shares issued, shares		108,000
Share-based compensation	4,698,953		4,540,257			4,540,257	158,696
Business restructure	613,915		(8,960,733)			(8,960,733)	613,915
Dividends paid to noncontrolling shareholders	(1,030,012)						(1,030,012)
Foreign currency translation adjustment	(221,277)			(221,277)		(221,277)
Net loss	(10,630,728)				(7,167,849)	(7,167,849)	(3,462,879)
Balance at Dec. 31, 2014	75,541,436	$ 56,386,606	24,207,606	12,064,338	(28,043,186)	64,615,364	10,926,072
Balance, shares at Dec. 31, 2014		112,417,933
Issuance of ordinary shares for the plan of share options and restricted shares	520	$ 520				520
Issuance of ordinary shares for the plan of share options and restricted shares, shares		4,000,000
Exercise of share options by employees	293,654	$ 293,654				293,654
Exercise of share options by employees, shares		435,000
Exercise of share options by nonemployees	175,200	$ 175,200				175,200
Exercise of share options by nonemployees, shares		1,095,000
Restricted shares issued	20	$ 20				20
Restricted shares issued, shares		150,085
Share-based compensation	6,056,033		5,331,748			5,331,748	724,285
Changes in controlling ownership interest	320,956		(1,393,508)			(1,393,508)	1,714,464
Dividends paid to noncontrolling shareholders	(6,509,680)						(6,509,680)
Foreign currency translation adjustment	(3,467,043)			(3,467,043)		(3,467,043)
Paid-in capital from noncontrolling shareholders	641						641
Net loss	26,817,688				22,482,416	22,482,416	4,335,272
Balance at Dec. 31, 2015	99,229,425	$ 56,856,000	28,145,846	8,597,295	(5,560,770)	88,038,371	11,191,054
Balance, shares at Dec. 31, 2015		118,098,018
Exercise of share options by employees	117,632	$ 117,632				117,632
Share-based compensation	5,575,877		4,413,811			4,413,811	1,162,066
Changes in controlling ownership interest	(211,123)		(382,665)			(382,665)	171,542
Dividends paid to noncontrolling shareholders	(10,117,946)						(10,117,946)
Foreign currency translation adjustment	(4,343,652)			(4,343,652)		(4,343,652)
Deconsolidation	2,510,775						2,510,775
Net loss	(10,966,178)				(1,678,813)	(1,678,813)	(9,287,365)
Balance at Dec. 31, 2016	$ 81,794,810	$ 56,973,632	$ 32,176,992	$ 4,253,643	$ (7,239,583)	$ 86,164,684	$ (4,369,874)
Balance, shares at Dec. 31, 2016		118,098,018